Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
7.	Inventories

The following is a summary of Inventories:

	As of December 31,
	2017	2018
	RMB	RMB
General merchandise	640,538	562,280
Packing materials and others	4,082	3,560
Less: Inventory write down	(41,529)	(62,537)
Total	603,091	503,303